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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

     Northwestern Mutual Series Fund, Inc.
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202

2.   Name of each series or class of funds for which this notice is filed:

     Common stock for all nine portfolios: Index 500 Stock, Growth Stock, Growth & Income Stock, Aggressive Growth Stock, International Equity, Select Bond, High Yield Bond, Money Market and Balanced Portfolios.

3.   Investment Company Act File Number: 811-3990

     Securities Act File Number: 2-89971


4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: / /


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal


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      year:


                                      -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      -0-

9. Number and aggregate sale price of securities sold during the fiscal year:


          Number:    155,205,210*
          Amount:   $212,293,554*


     *Excludes 255,098,527 shares and $348,929,887 of aggregate sale price for securities sold to unmanaged separate accounts offering interests therein that are registered under the Securities Act and on which a registration fee has been or will be paid, in accordance with Instruction B.5 to Form 24f-2.


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


          Number:    155,205,210
          Amount:   $212,293,554


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     Included in Item 9 as permitted by the instructions.


12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities          $212,293,554
          sold during the fiscal year in              ------------
          reliance on rule 24f-2 (from Item 10):



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     (ii)    Aggregate price of shares issued in               +    --
             connection with dividend reinvestment             ------------
             plans (from Item 11, if applicable):

    (iii)    Aggregate price of shares redeemed                -100,415,978#
             or repurchased during the fiscal year             ------------
             if applicable):

             #Excludes $171,629,120 aggregate sale
             price for shares excluded in Item 9 above.

     (iv)    Aggregate price of shares redeemed or             +    NA
             repurchased and previously applied as a           ------------
             reduction to filing fees pursuant to rule
             24e-2 (if applicable):

      (v)    Net aggregate price of securities sold             111,877,576
             issued during the fiscal year in reliance         ------------
             on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

     (vi)    Multiplier prescribed by Section 6(b)            x .0003448276
             of the Securities Act of 1933 or other            ------------
             applicable law or regulation:

    (vii)    Fee due [line (i) or line (v) multiplied           $ 38,578.48
             by line (vi)]:                                    ============

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).     /X/

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

     February 26, 1996


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By:    GARY E. LONG
       -------------------------------------------------
       Gary E. Long
       Vice President and Controller,
       The Northwestern Mutual Life Insurance Company
       Controller, Northwestern Mutual Series Fund, Inc.

            Date:  February 23, 1996